SUBSEQUENT EVENTS (Narrative) (Detail) $ in Millions	1 Months Ended
	Feb. 01, 2016 USD ($) Facility Bed	Jan. 29, 2016 USD ($)	Dec. 31, 2015 USD ($) Facility	Jun. 27, 2014 USD ($)	Jun. 30, 2010 Facility
Subsequent Event [Line Items]
Number of leased real estate properties			949
Project cost | $			$ 194.3
Unsecured borrowings
Subsequent Event [Line Items]
Credit facility, borrowing capacity | $				$ 1,200.0
SNF's
Subsequent Event [Line Items]
Number of leased real estate properties			782		143
Subsequent event | SNF's | Laurel Healthcare Holdings
Subsequent Event [Line Items]
Number of leased real estate properties	10
Purchase price of beds acquired paid in cash | $	$ 169.0
Number of beds | Bed	985
Percentage of initial annual cash yield	8.50%
Percentage of annual escalators	2.00%
Percentage of beneficially owned equity of Laurel	34.00%
Subsequent event | SNF's | Ohio | Laurel Healthcare Holdings
Subsequent Event [Line Items]
Number of leased real estate properties	6
Subsequent event | SNF's | VA | Laurel Healthcare Holdings
Subsequent Event [Line Items]
Number of leased real estate properties	3
Subsequent event | SNF's | Michigan | Laurel Healthcare Holdings
Subsequent Event [Line Items]
Number of leased real estate properties	1
Subsequent event | Omega Credit Agreement | Tranche A-3 Facility
Subsequent Event [Line Items]
Credit facility, borrowing capacity | $		$ 350.0
LIBOR plus an applicable percentage		150.00%
Subsequent event | Omega Credit Agreement | Revolving Credit Facility or one or more tranches of incremental term loans
Subsequent Event [Line Items]
Credit facility, borrowing capacity | $		$ 250.0
Subsequent event | Omega Credit Agreement | Maximum | Tranche A-3 Facility
Subsequent Event [Line Items]
LIBOR plus an applicable percentage		195.00%
Subsequent event | Omega Credit Agreement | Minimum | Tranche A-3 Facility
Subsequent Event [Line Items]
LIBOR plus an applicable percentage		100.00%